EMPLOYEE BENEFIT LIABILITIES - Maturity Profile of Defined Benefit Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [Line Items]
Total expected payments	$ 7,053	$ 7,013
Minimum
Disclosure of defined benefit plans [Line Items]
Weighted average duration of defined benefit obligation	10 years	9 years
Maximum
Disclosure of defined benefit plans [Line Items]
Weighted average duration of defined benefit obligation	14 years
Within the next 12 months (next annual reporting period)
Disclosure of defined benefit plans [Line Items]
Total expected payments	$ 1,475	$ 1,120
Between 2 and 5 years
Disclosure of defined benefit plans [Line Items]
Total expected payments	2,711	2,856
Between 6 and 10 years
Disclosure of defined benefit plans [Line Items]
Total expected payments	$ 2,867	$ 3,037